John Deere Owner Trust 2016				EXHIBIT 99.3
Servicer’s Certificate

$229,000,000 Class A-1 0.64000% Asset Backed Notes due March 15, 2017
$234,000,000 Class A-2 1.15% Asset Backed Notes due October 15, 2018
$222,000,000 Class A-3 1.36% Asset Backed Notes due April 15, 2020
$71,000,000 Class A-4 1.64% Asset Backed Notes due January 17, 2023
$19,481,477 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Sep-16
Actual Payment Date (A/360)				15-Sep-16
Collection Period Begin Date				01-Aug-16
Collection Period End Date				28-Aug-16
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				31

(1)	Total Distribution Amount:			$23,889,613.89
	(a)	Total cash receipts during the month:		$23,441,064.33
	(b)	Administrative repurchases during the month:		$447,564.27
	(c)	Investment earnings on cash accounts:		$985.29
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$615,562.03
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$42,678.70
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$224,250.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$251,600.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$97,033.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,582,915.04
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$21,582,915.04
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$21,582,915.04

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$22,198,477.07

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,754,815.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$1,160,342.46
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$1,160,342.46
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$1,160,342.46
	(e)	Ending Balance (after giving effect to all distributions):	$7,754,815.00
	(f)	Specified Reserve Account Balance:	$7,754,815.00

(7)	Servicing Fee:		$530,694.36
	(a)	Amount of Servicing Fee earned:	$530,694.36
	(b)	Amount of Servicing Fee paid:	$530,694.36
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$1,160,342.46

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of
		the related Collection Period:	$614,236,773.02

	(b)	Note Value as of the end of the related Collection Period:	$602,339,755.77

	(c)	Number of Accounts at the end of the related Collection Period:	15,279

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$55,858,278.72
		(ii) Class A-1 Note Pool Factor:	0.2439226

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$234,000,000.00
		(ii) Class A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$222,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$71,000,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$19,481,477.00
		(ii) Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$97,295.34
		(ii) % of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(16)	(i)	Aggregate amount of net losses for the collection period:	$67,734.20
	(ii)	Cumulative amount of net losses:	$338,325.15
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	$0.00

(17)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.89%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	15,546
	(b)	Number of loans at the end of the period:	15,279
	(c)	Weighted average remaining term on receivables:	35.18726236
	(d)	Prepayment amount - monthly:	$3,130,867.01
	(e)	Prepayment amount - life-to-date:	$46,190,650.09
	(f)	Weighted average APR of the pool assets:	2.39%
	(g)	Pool Factor:	0.77262028

(19)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.89%
	(c)	Delinquency Trigger Occurred: Y/N	N